Unaudited Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	¥ 7,814	$ 1,078	¥ 9,110
Intangible assets	163,849	22,596	66,212
Right-of-use assets	5,221	720	7,149
Goodwill	764	105	764
Prepayments, other receivables and other assets	5,255	725	110,236
Deferred tax assets
Equity investment at fair value through profit or loss
Total non-current assets	182,903	25,224	193,471
CURRENT ASSETS
Inventories	3,959	546	778
Trade receivables	31,797	4,385	9,279
Prepayments, other receivables and other assets	38,148	5,261	35,311
Net investments in subleases
Due from shareholders			99
Cash and cash equivalents	2,989	412	5,425
Total current assets	79,347	10,942	53,269
Total assets	262,250	36,166	246,740
EQUITY
Issued capital	194	27	194
Reserves	69,669	9,608	58,266
Equity attributable to equity holders of the parent	69,863	9,635	58,460
Non-controlling interests	3,743	516	2,328
Total equity	73,606	10,151	60,788
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings
Contract liabilities	272	38	415
Deferred tax liabilities
Lease liabilities	3,491	481	4,650
Total non-current liabilities	3,763	519	5,065
CURRENT LIABILITIES
Trade payables	36,356	5,014	35,012
Other payables and accruals	84,685	11,677	50,651
Contract liabilities	12,259	1,691	20,688
Due to a shareholder	325	45	325
Interest-bearing loans and borrowings	48,614	6,704	69,045
Leased liabilities	1,579	218	4,123
Income tax payable	1,063	147	1,043
Total current liabilities	184,881	25,496	180,887
Total liabilities	188,644	26,015	185,952
Total equity and liabilities	262,250	36,166	246,740
Related Party
CURRENT ASSETS
Due from related parties	¥ 2,454	$ 338	¥ 2,377